Insurance and reinsurance - Summary of Expected Recognition of Contractual Service Margin (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	$ (1,802)	$ (2,137)
Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,476)	(2,791)
Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	674	654
Within 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(154)	(177)
Within 1 year [member] | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(222)	(243)
Within 1 year [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	68	66
1 to 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(601)	(686)
1 to 5 years [member] | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(814)	(894)
1 to 5 years [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	213	208
5 to 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(467)	(542)
5 to 10 years [member] | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(634)	(705)
5 to 10 years [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	167	163
Thereafter [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(580)	(732)
Thereafter [member] | Insurance contracts issued [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(806)	(949)
Thereafter [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	$ 226	$ 217